Financial Risk Management - Additional Information (Detail) - KRW (₩)	Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 503,125,000,000		₩ 515,600,000,000
Bonds	8,213,904,000,000	[1]	8,511,280,000,000
Maximum credit exposure	4,942,367,000,000		5,749,215,000,000
Amounts payable, related party transactions	240,565,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	200,000,000,000
Bonds	430,470,000,000
Face value of floating rate long term payables others	₩ 551,925,000,000
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate	1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 151,796,000,000		324,263,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	872,412,000,000		920,977,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	1,489,850,000,000		2,023,543,000,000
Long-term investment securities [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 2,651,000,000		₩ 2,205,000,000

[1]	The contractual cash flow is amount that includes interest payables